Current and Non-Current Assets and Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets items
Property and equipment	€ 5,924	€ 6,193
Total assets	1,440,000	1,391,000	€ 1,317,000
Liability items
Deposits	695,000	668,000	€ 625,000
Within 1 year
Liability items
Deposits	668,977	642,421
Central bank funds purchased and securities sold under repurchase agreements	3,507	2,710
Securities loaned	2	2
Financial liabilities at fair value through profit or loss	358,048	393,378
Other short-term borrowings	18,204	9,895
Other liabilities	131,448	88,347
Provisions	2,408	3,326
Liabilities for current tax	499	492
Long-term debt	22,175	20,628
Trust preferred securities	283	287
Total liabilities before deferred tax liabilities	1,205,550	1,161,486
after one year
Liability items
Deposits	25,604	25,279
Central bank funds purchased and securities sold under repurchase agreements	670	1,030
Securities loaned	0	0
Financial liabilities at fair value through profit or loss	26,181	19,032
Other short-term borrowings	0	0
Other liabilities	6,214	7,269
Provisions	0	0
Liabilities for current tax	195	228
Long-term debt	92,579	94,270
Trust preferred securities	0	0
Total liabilities before deferred tax liabilities	151,444	147,109
Total
Liability items
Deposits	694,580	667,701
Central bank funds purchased and securities sold under repurchase agreements	4,177	3,740
Securities loaned	2	2
Financial liabilities at fair value through profit or loss	384,230	412,409
Other short-term borrowings	18,204	9,895
Other liabilities	137,662	95,616
Provisions	2,408	3,326
Liabilities for current tax	694	720
Long-term debt	114,754	114,899
Trust preferred securities	283	287
Total liabilities before deferred tax liabilities	1,356,993	1,308,594
Deferred tax liabilities	594	574
Total liabilities	1,357,588	1,309,168
Within 1 year
Assets items
Cash and central bank balances	164,659	147,494
Interbank balances (w/o central banks)	6,956	6,154
Central bank funds sold and securities purchased under resale agreements	27,900	32,061
Securities borrowed	6	32
Financial assets at fair value through profit or loss	512,024	538,650
Financial assets at fair value through other comprehensive income	11,277	10,539
Equity method investments	0	0
Loans at amortized cost	120,163	131,164
Property and equipment	0	0
Goodwill and other intangible assets	0	0
Other	125,514	77,235
Assets for current tax	1,159	1,287
Total assets before deferred tax assets	969,658	944,616
after one year
Assets items
Cash and central bank balances	0	0
Interbank balances (w/o central banks)	6	6
Central bank funds sold and securities purchased under resale agreements	9,609	8,742
Securities borrowed	0	11
Financial assets at fair value through profit or loss	7,937	7,246
Financial assets at fair value through other comprehensive income	32,367	31,551
Equity method investments	924	1,028
Loans at amortized cost	358,051	352,733
Property and equipment	5,924	6,193
Goodwill and other intangible assets	7,561	7,749
Other	41,645	23,943
Assets for current tax	450	514
Total assets before deferred tax assets	464,472	439,715
Total
Assets items
Cash and central bank balances	164,659	147,494
Interbank balances (w/o central banks)	6,962	6,160
Central bank funds sold and securities purchased under resale agreements	37,509	40,803
Securities borrowed	6	44
Financial assets at fair value through profit or loss	519,960	545,896
Financial assets at fair value through other comprehensive income	43,644	42,090
Equity method investments	924	1,028
Loans at amortized cost	478,214	483,897
Property and equipment	5,924	6,193
Goodwill and other intangible assets	7,561	7,749
Other	167,160	101,178
Assets for current tax	1,609	1,801
Total assets before deferred tax assets	1,434,130	1,384,331
Deferred tax assets	5,743	6,702
Total assets	€ 1,439,873	€ 1,391,033